Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Derivative [Line Items]
Foreign currency gains (losses)	$ (700)	$ 6,500	$ (35,800)
Non-cash (gains) losses	$ 516	9,268	(30,127)
Brazil
Derivative [Line Items]
Foreign currency losses attributable to Brazil subsidiary's U.S. dollar denominated intercompany obligations			(29,700)
Argentina
Derivative [Line Items]
Loss from effective peso to U.S. dollar exchange rate embedded in purchase price of bonds			$ 4,900
Foreign currency exchange contract
Derivative [Line Items]
Total notional value				$ 11,300
Loss recognized on forward currency exchange contracts		$ 700